RECONCILIATION OF FINANCIAL STATEMENTS TO THE FORM 5500 (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits	$ 731,474,578	$ 678,401,804
Contributions receivable	(398,211)	(245,481)
Net assets available for benefits per the Form 5500	731,076,367	$ 678,156,323
Net increase in net assets available for benefits per the financial statements	53,072,774
Change in contributions receivable	(152,730)
Net income per the Form 5500	$ 52,920,044